Expense Example	Feb. 27, 2026 USD ($)
Capital Group Core Bond ETF | Capital Group Core Bond ETF | Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
Capital Group Core Plus Income ETF | Capital Group Core Plus Income ETF | Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Capital Group High Yield Bond ETF | Capital Group High Yield Bond ETF | Share class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Capital Group International Bond ETF (USD-Hedged) | Capital Group International Bond ETF (USD-Hedged) | Share class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Capital Group Municipal High-Income ETF | Capital Group Municipal High-Income ETF | Share class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Capital Group Municipal Income ETF | Capital Group Municipal Income ETF | Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
Capital Group Short Duration Income ETF | Capital Group Short Duration Income ETF | Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Capital Group Short Duration Municipal Income ETF | Capital Group Short Duration Municipal Income ETF | Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Capital Group Ultra Short Income ETF | Capital Group Ultra Short Income ETF | Share class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	230
Capital Group U.S. Multi-Sector Income ETF | Capital Group U.S. Multi-Sector Income ETF | Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493